RULE 497 FILING

On behalf of the Multi-Manager International Equity Fund, Multi-Manager U.S. Dynamic Equity Fund and Multi-Manager U.S. Small Cap Equity Fund (the “Funds”), each a series of Goldman Sachs Trust II, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on January 29, 2018 (Accession No. 0001193125-18-023881), which is incorporated by reference into this Rule 497 Filing.